Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer Concentration Risk [Member] | North America [Member]
Product Information [Line Items]
Concentration Risk, Percentage	100.00%	98.00%	100.00%	93.00%
Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.00%		11.00%			14.00%
Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration Risk, Percentage		11.00%
Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration Risk, Percentage		11.00%
Geographic Concentration Risk [Member] | North America [Member]
Product Information [Line Items]
Concentration Risk, Percentage					87.00%	76.00%
Geographic Concentration Risk [Member] | Asia Pacific [Member]
Product Information [Line Items]
Concentration Risk, Percentage					2.00%	9.00%
Geographic Concentration Risk [Member] | Europe [Member]
Product Information [Line Items]
Concentration Risk, Percentage					11.00%	15.00%